Restricted Net Assets (Details 2) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company USD ($)	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY
Current assets:
Cash and cash equivalents	$ 31,728	196,857	$ 37,490	232,613	257,709	181,340	$ 9,403	58,342	$ 11,824	73,365	176,747	64,461
Short-term deposits	38,595	239,466		336,299			1,526	9,466		177,319
Prepaid expenses and other current assets	10,718	66,501		23,695			1,282	7,955		8,000
Total current assets	91,105	565,266		635,455			12,211	75,763		258,684
Non-current assets:
Investments in subsidiaries and VIEs							50,971	316,253		286,455
Total assets	108,540	673,446		740,003			63,182	392,016		545,139
Current liabilities:
Accrued expenses and other liabilities, current portion	7,332	45,490		39,615			802	4,976		5,921
Total current liabilities	44,199	274,237		193,096			802	4,976		5,921
Total liabilities	46,160	286,406		200,785			802	4,976		5,921
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2013 and 2014; 49,030,944 shares issued and outstanding as of December 31, 2013; 49,930,944 shares issued and outstanding as of December 31, 2014)	57	354		349			57	354		349
Additional paid-in capital	57,823	358,768		506,458			57,823	358,768		506,458
Less: Treasury shares (4,145,729 and 5,310,240 shares as of December 31, 2013 and 2014, respectively)	(18,934)	(117,480)		(91,100)			(18,934)	(117,480)		(91,100)
Statutory reserves	1,628	10,103		9,974			1,628	10,103		9,974
Retained earnings	23,587	146,345		126,367			23,587	146,345		126,367
Accumulated other comprehensive loss	(1,781)	(11,050)		(12,830)			(1,781)	(11,050)		(12,830)
Total shareholders' equity	62,380	387,040		539,218	547,386	533,517	62,380	387,040		539,218
Total liabilities and shareholders' equity	$ 108,540	673,446		740,003			$ 63,182	392,016		545,139
Ordinary shares, par value (in dollars per share)	$ 0.001		$ 0.001				$ 0.001		$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000			100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	49,930,944	49,930,944	49,030,944	49,030,944			49,930,944	49,930,944	49,030,944	49,030,944
Ordinary shares, shares outstanding	49,930,944	49,930,944	49,030,944	49,030,944			49,930,944	49,930,944	49,030,944	49,030,944
Treasury shares, shares	5,310,240	5,310,240	4,145,729	4,145,729			5,310,240	5,310,240	4,145,729	4,145,729